FAIR VALUE DISCLOSURES	6 Months Ended
Jun. 30, 2020
Fair Value Disclosures [Abstract]
FAIR VALUE DISCLOSURES	Fair Value Disclosures
The fair value framework as disclosed in the Fair Value Topic includes a hierarchy which focuses on prioritizing the inputs used in valuation techniques.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1), a lower priority to observable inputs other than quoted prices in active markets for identical assets and liabilities (Level 2) and the lowest priority to unobservable inputs (Level 3).  When determining the fair value measurements for assets and liabilities, First Financial looks to active markets to price identical assets or liabilities whenever possible and classifies such items in Level 1.  When identical assets and liabilities are not traded in active markets, First Financial looks to observable market data for similar assets and liabilities and classifies such items as Level 2.  Certain assets and liabilities are not actively traded in observable markets and First Financial must use alternative techniques, based on unobservable inputs, to determine the fair value and classifies such items as Level 3. The level within the fair value hierarchy is based on the lowest level of input that is significant in the fair value measurement.

The estimated fair values of First Financial's financial instruments not measured at fair value on a recurring or nonrecurring basis in the consolidated financial statements were as follows:

	Carrying	Estimated fair value
(Dollars in thousands)	value	Total	Level 1	Level 2	Level 3
December 31, 2023
Financial assets
Cash and short-term investments	$1,006,019	$1,006,019	$1,006,019	$0	$0
Investment securities held-to-maturity	80,321	71,688	0	71,688	0
Other investments (1)	20,554	20,554	1,194	10,040	9,320
Loans and leases	10,791,743	10,468,144	0	0	10,468,144
Accrued interest receivable	72,620	72,620	0	15,697	56,923

Financial liabilities
Deposits	13,360,797	13,347,319	0	13,347,319	0
Short-term borrowings	937,814	937,814	937,814	0	0
Long-term debt	344,115	350,426	0	350,426	0
Accrued interest payable	51,454	51,454	15,494	35,960	0

	Carrying	Estimated Fair Value
(Dollars in thousands)	Value	Total	Level 1	Level 2	Level 3
December 31, 2022
Financial assets
Cash and short-term investments	$595,683	$595,683	$595,683	$0	$0
Investment securities held-to-maturity	84,021	76,485	0	76,485	0
Other investments (1)	20,347	20,347	1,171	10,040	9,136
Loans and leases	10,165,994	9,916,353	0	0	9,916,353
Accrued interest receivable	63,721	63,721	0	16,233	47,488

Financial liabilities
Deposits	12,701,177	12,670,747	0	12,670,747	0
Short-term borrowings	1,287,156	1,287,156	1,287,156	0	0
Long-term debt	346,672	348,041	0	348,041	0
Accrued interest payable	11,150	11,150	3,835	7,315	0
(1) FHLB stock and FRB stock of $109.4 million and $122.8 million as of December 31, 2023 and 2022, respectively, are excluded from the numbers above.

The following methods, assumptions and valuation techniques were used by First Financial to measure different financial assets and liabilities at fair value on a recurring or nonrecurring basis.

Investment securities. Investment securities classified as available-for-sale are recorded at fair value on a recurring basis.  Fair value measurement is based upon quoted market prices, when available (Level 1).  If quoted market prices are not available, fair values are measured utilizing independent valuation techniques of identical or similar investment securities.  First Financial compiles prices from various sources who may apply such techniques as matrix pricing to determine the value of identical or similar investment securities (Level 2).  Matrix pricing is a mathematical technique widely used in the banking industry to value investment securities without relying exclusively on quoted prices for the specific investment securities but rather relying on the investment securities’ relationship to other benchmark quoted investment securities.  Any investment securities not valued based upon the methods previously described are considered Level 3.

First Financial utilizes values provided by third-party pricing vendors to price the investment securities portfolio in accordance with the fair value hierarchy of the Fair Value Topic and reviews the pricing methodologies utilized by the pricing vendors to ensure that the fair value determination is consistent with the applicable accounting guidance.  First Financial’s pricing process includes a series of quality assurance activities where prices are compared to recent market conditions, historical prices and other independent pricing services.  Further, the Company periodically validates the fair value of a sample of securities in the portfolio by comparing the fair values to prices from other independent sources for the same or similar securities.  First Financial analyzes unusual or significant variances, conducts additional research with the pricing vendor, and if necessary, takes appropriate action based on its findings.  The results of the quality assurance process are incorporated into the selection of pricing providers by the portfolio manager.

Loans held for sale. The fair value of the Company’s residential mortgage loans held for sale is determined on a recurring basis based on quoted prices for similar loans in active markets, and therefore, is classified as Level 2 in the fair value hierarchy.

Derivatives. The fair values of derivative instruments are based primarily on a net present value calculation of the cash flows related to the interest rate swaps and foreign exchange contracts at the reporting date, using primarily observable market inputs such as interest rate yield curves, which represents the cost to terminate the swap if First Financial should choose to do so. Additionally, First Financial utilizes an internally-developed model to value the credit risk component of derivative assets and liabilities, which is recorded as an adjustment to the fair value of the derivative asset or liability on the reporting date. Derivative instruments are classified as Level 2 in the fair value hierarchy.

Collateral dependent loans. Collateral dependent loans are defined as loans for which the repayment is expected to be provided substantially through the operation or sale of the collateral when the borrowers are experiencing financial difficulty. Collateral dependent loans are carried at fair value when the value of the operation or collateral less any costs to sell is not sufficient to cover the remaining balance. In these instances, the loans will either be partially charged-off or receive specific allocations of the allowance for credit losses. For collateral dependent loans, fair value is generally based on real estate appraisals, a calculation of enterprise value or a valuation of business assets including equipment, inventory and accounts receivable. These loans had a principal amount of $19.7 million and $11.9 million at December 31, 2023 and December 31, 2022, respectively, with a valuation allowance of $4.4 million and $3.7 million at December 31, 2023 and December 31, 2022, respectively.

The value of real estate collateral is determined utilizing an income or market valuation approach based on an appraisal conducted by an independent, licensed third-party appraiser (Level 3). These appraisals may utilize a single valuation approach or a combination of approaches including the comparable sales approach and the income approach. Adjustments are routinely made in the appraisal process by the independent appraisers to adjust for differences between the comparable sales and income data available. Collateral is then adjusted or discounted based on management’s historical knowledge, changes in market conditions from the time of the valuation, and management’s expertise and knowledge of the client and the client’s business, resulting in a Level 3 fair value classification. Collateral dependent loans are evaluated on a quarterly basis for additional write-downs and are adjusted accordingly.

Enterprise value is defined as imputed value for the entire underlying business. To determine an appropriate range of enterprise value, FFB relies on a standardized set of valuation methodologies that take into account future projected cash flows, market based multiples as well as asset values. Valuations involve both quantitative and qualitative considerations and professional judgments concerning differences in financial and operating characteristics in addition to other factors that may impact values over time (Level 3).

The value of business equipment is based on an outside appraisal, if deemed significant, or the net book value on the applicable borrower financial statements.  Likewise, values for inventory and accounts receivable collateral are based on borrower financial statement balances or aging reports on a discounted basis as appropriate (Level 3).

The fair value of collateral dependent loans is measured at fair value on a nonrecurring basis.  Any fair value adjustments are recorded in the period incurred as provision for credit losses on the Consolidated Statements of Income.

Mortgage servicing rights. Mortgage servicing rights are evaluated for impairment based upon the fair value of the rights as compared to the carrying amount. If the carrying amount of the servicing asset exceeds fair value, impairment is recorded so that the servicing asset is carried at fair value. Fair value is determined based on a valuation model that calculates the present value of estimated future net servicing income. The valuation model utilizes a discount rate of 11.50% and 12.20% for 2023 and 2022, respectively, weighted average prepayment speed of 5.92% and 3.43% for 2023 and 2022, respectively, and other economic factors that market participants would use in estimating future net servicing income and that can be validated against available market data.

OREO. Assets acquired through loan foreclosure are recorded at fair value less costs to sell, with any difference between the fair value of the property and the carrying value of the loan recorded as a charge-off establishing a new cost basis. Subsequent changes in value are reported as adjustments to the carrying amount and are recorded in noninterest expense. The carrying value of OREO is not re-measured to fair value on a recurring basis, but is subject to fair value adjustments when the carrying value differs from the fair value, less estimated selling costs. Fair value is based on recent real estate appraisals and is updated at least annually. The Company classifies OREO in level 3 of the fair value hierarchy.

Operating leases. First Financial performs assessments of the recoverability of long-lived assets when events or changes in circumstances indicate that their carrying values may not be recoverable and therefore, the carrying value of Operating leases is re-measured at fair value on a nonrecurring basis. When evaluating whether an individual asset is impaired, First Financial considers the current fair value of the asset, the changes in overall market demand for the asset and the rate of change in advancements associated with technological improvements that impact the demand for the specific asset under review. First Financial determines whether the carrying values of certain operating leases are not recoverable and as a result, records an impairment loss equal to the amount by which the carrying value of the assets exceeds the fair value. The fair value amounts are generally based on appraised values of the assets, resulting in a classification within Level 3 of the valuation hierarchy.

The financial assets and liabilities measured at fair value on a recurring basis in the consolidated financial statements, were as follows:

	Fair Value Measurements Using			Assets/Liabilities
(Dollars in thousands)	Level 1	Level 2	Level 3	at Fair Value
December 31, 2023
Assets
Investment securities available-for-sale	$31,243	$2,956,938	$32,945	$3,021,126
Loans held for sale	0	9,213	0	9,213
Interest rate derivative contracts	0	117,344	0	117,344
Foreign exchange derivative contracts	0	145,556	0	145,556
Interest rate floors	0	6,896	0	6,896
Total	$31,243	$3,235,947	$32,945	$3,300,135

Liabilities
Interest rate derivative contracts	$0	$118,105	$0	$118,105
Foreign exchange derivative contracts	0	145,556	0	145,556
Total	$0	$263,661	$0	$263,661

	Fair Value Measurements Using			Assets/Liabilities
(Dollars in thousands)	Level 1	Level 2	Level 3	at Fair Value
December 31, 2022
Assets
Investment securities available-for-sale	$32,696	$3,341,095	$35,857	$3,409,648
Loans held for sale	0	7,918	0	7,918
Interest rate derivative contracts	0	152,846	0	152,846
Foreign exchange derivative contracts	0	204,882	0	204,882
Total	$32,696	$3,706,741	$35,857	$3,775,294

Liabilities
Interest rate derivative contracts	$0	$153,119	$0	$153,119
Foreign exchange derivative contracts	0	204,882	0	204,882
Total	$0	$358,001	$0	$358,001

The following table presents a reconciliation for certain AFS securities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31, 2023, 2022 and 2021.

(dollars in thousands)	December 31, 2023	December 31, 2022	December 31, 2021
Beginning balance	$35,857	$38,181	$40,575
Accretion (amortization)	(104)	(56)	(38)
Increase (decrease) in fair value	(99)	45	44
Purchases (settlements)	(2,709)	(2,313)	(2,400)
Ending balance	$32,945	$35,857	$38,181

Certain financial assets and liabilities are measured at fair value on a nonrecurring basis.  Adjustments to the fair market value of these assets usually result from the application of fair value accounting or write-downs of individual assets.  The following table summarizes financial assets and liabilities measured at fair value on a nonrecurring basis:

	Fair Value Measurements Using
(Dollars in thousands)	Level 1	Level 2	Level 3
December 31, 2023
Assets
Collateral dependent loans
Commercial	$0	$0	$1,795
Commercial real estate	0	0	13,538
OREO	0	0	106
Operating leases	0	0	0

	Fair Value Measurements Using
(Dollars in thousands)	Level 1	Level 2	Level 3
December 31, 2022
Assets
Collateral dependent loans
Commercial	$0	$0	$4,240
Commercial real estate	0	0	4,015
OREO	0	0	0
Operating leases	0	0	0